August 30, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Legg Mason Partners Investment Funds, Inc.

Securities Act File No. 002-74288

Investment Company Act File No. 811-3275

Dear Sirs or Madams:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced fund does not differ from that contained in Post-Effective Amendment No. 115 filed on August 25, 2006, which became effective on August 28, 2006.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Harris Goldblat
Harris Goldblat